Financial risk management - Interest rate risk (Details) - Interest rate risk - Fixed interest rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 2,414,935	$ 2,141,801
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on debt	$ 119,600	100,500
Unsecured notes
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	2,273,881	1,985,660
Other limited recourse debt facilities
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 141,054	$ 156,141